INCOME TAXES (Tables)	12 Months Ended
Dec. 31, 2020
INCOME TAXES
Schedule of domestic and foreign components of its income (loss) before income taxes

	Year Ended
	December 31,
	2019	2020
Income (loss) before income taxes:
Domestic	$9,939	$19,609
Foreign	(7,153)	3,150
Total	$2,786	$22,759

Schedule of current and deferred income tax (benefit) expense

	Year Ended
	December 31,
	2019	2020
Current income tax (benefit) expense:
Domestic	$5,424	$10,342
Foreign	131	1,104
Total current tax (benefit) expense	5,555	11,446
Deferred income tax (benefit) expense:
Domestic	(10,020)	(4,532)
Foreign	(206)	(138)
Total deferred tax (benefit) expense	(10,226)	(4,670)
Total income tax (benefit) expense	$(4,671)	$6,776

Schedule of reconciliation of statutory federal income tax rate with Company's effective income tax rate

	Year Ended	Year Ended
	December 31, 2019	December 31, 2020
Federal statutory tax rate	21.0%	21.0%
Foreign taxes less than U.S. statutory rate	1.1%	1.2%
State income tax, net of federal benefit	(67.2)%	1.4%
Uncertain tax positions	348.2%	0.8%
Change in valuation allowance	(5.9)%	(1.1)%
GILTI	21.1%	1.5%
Meals and entertainment	6.8%	0.5%
Foreign expenses not deductible for tax	56.1%	1.7%
Transaction costs not deductible for tax	13.3%	2.0%
Canadian restructuring	(562.4)%	—
Canadian Branch Income	0.0%	1.8%
Other expenses not deductible for tax	(0.1)%	(1.0)%
	(168.0)%	29.8%

Schedule of changes in valuation allowance

	Year Ended
	December 31,
	2019	2020
Balance at January 1	$(12,300)	$(12,463)
Additions	(163)	(241)
Balance at December 31	$(12,463)	$(12,704)

Schedule of deferred income tax assets and liabilities

	December 31,
	2019	2020
Deferred tax assets:
Net operating loss carryforwards	$12,110	$12,099
Inventories, net	680	473
Warranty reserve	649	789
Trade receivables	477	360
Profits interest units	389	760
Section 163(j)	289	—
Deferred taxes in equity	257	257
Accrued expenses	224	498
Transaction costs	107	607
Canadian tax credits	86	255
Other	64	216
Gross deferred tax assets	15,332	16,314
Valuation allowance	(12,463)	(12,704)
Total deferred tax asset	2,869	3,610
Less: Foreign deferred tax benefit	(206)	(345)
Total domestic deferred tax asset	2,663	3,265
Deferred tax liabilities:
Intangible assets	(57,221)	(53,874)
Property and equipment, net	(4,677)	(4,120)
Prepaid expenses	(773)	(464)
Total deferred tax liabilities	(62,671)	(58,458)
Net deferred tax liabilities	$(60,008)	$(55,193)

Schedule of reconciliation of beginning and ending amount of uncertain tax positions

	Year Ended
	December 31,
	2019	2020
Balance at the beginning of the year	$—	$9,681
Additions for tax positions taken during prior years	—	181
Additions for tax positions taken during the current year	9,681	—
Balance at the end of the year	$9,681	$9,862